Leases - Schedule of Company's right-of-use asset (Detail) - 9 months ended Sep. 30, 2019 $ in Millions, $ in Millions	USD ($)	MXN ($)
Presentation of leases for lessee [abstract]
Cost		$ 1,797
Additions		54
Disposals		(15)
Depreciation		(388)
Effects of changes in foreign exchange rates		(90)
Cost	$ 69	$ 1,358